DISPOSAL OF TJBIO SHANGHAI - Summary of Reconciliation Amounts of Major Classes of Loss from Operations Classified as Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations:
Gain (loss) from discontinued operations	$ 27,466	$ (125,512)	$ (229,850)
TJBio Shanghai [Member]
Discontinued Operations:
Revenue		3,286	(31,237)
Cost of revenues			(4,031)
Research and development expenses	(12,013)	(93,443)	(112,171)
Administrative expenses	3,331	(36,045)	(90,941)
Interest income	132	1,447	925
Other income (expenses), net	1,664	(820)	7,638
Equity in income (loss) of affiliate	(12)	63	(33)
Gain (loss) from discontinued operations	$ (6,898)	$ (125,512)	$ (229,850)